Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 94,674	$ 145,635
Work-in-process	309,162	136,732
Finished goods	442,369	162,398
Total Inventories	$ 846,205	$ 444,765